Expense Example - Eagle Capital Select Equity ETF - Eagle Capital Select Equity ETF	Mar. 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	$ 1,001